EXPLORATION AND EVALUATION ASSETS ("E&E") - Forward Natural Gas Prices (Details) - Groundbirch E&E	Dec. 31, 2018 $ / MMBTU
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.00%
Exploration and Evaluation reserves | 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	1.85
Exploration and Evaluation reserves | 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	2.29
Exploration and Evaluation reserves | 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	2.67
Exploration and Evaluation reserves | 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	2.90
Exploration and Evaluation reserves | 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	3.14
Exploration and Evaluation reserves | 2024
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	3.23
Exploration and Evaluation reserves | 2025
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	3.34
Exploration and Evaluation reserves | 2026
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	3.41
Exploration and Evaluation reserves | 2027
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	3.48
Exploration and Evaluation reserves | 2028
Disclosure of impairment loss and reversal of impairment loss [line items]
AECO gas prices (in CDN per MMBtu)	3.54
Exploration and Evaluation reserves | Thereafter
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.00%